NOTE 6 - NOTES PAYABLE: Schedule of Debt (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Due to Related Parties	$ 427,359	$ 276,236	$ 866
Debt discount and deferred financing costs	0	0	0
Unsecured Debt B
Due to Related Parties	0	75,370	0
Secured debt C
Due to Related Parties	0
Unsecured Debt D
Due to Related Parties	306,641
Secured debt E
Due to Related Parties	$ 120,718
Unsecured Debt A
Due to Related Parties		866	866
Unsecured Debt C
Due to Related Parties		$ 200,000	$ 0